RELATED-PARTY BALANCES AND TRANSACTIONS - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED-PARTY BALANCES AND TRANSACTIONS
Revenues	$ 75,025	$ 71,899	$ 68,386
Related party
RELATED-PARTY BALANCES AND TRANSACTIONS
Revenues	30,826	23,103	25,393
Related party | TMC
RELATED-PARTY BALANCES AND TRANSACTIONS
Revenues	107	612	4,205
Related party | Sinotrans
RELATED-PARTY BALANCES AND TRANSACTIONS
Revenues	$ 30,719	$ 22,491	$ 21,188